Finance Cost and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 537	$ 235	$ 85
Investments in debt securities held for trading	10	39	16
Other loans and receivables	19	21	12
Total	$ 565	$ 294	$ 113